Summary of Significant Accounting Policies (Details) - USD ($)	8 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs (in Dollars)	$ 181,000
Aggregate of common stock shares	1,125,000
Federal depository insurance corporation maximum coverage (in Dollars)	$ 250,000	$ 250,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption	0	30,000,000
Class A Common Stock [Member] | Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of common stock shares		7,675,000